Related party transactions (Details 3)	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Total contributions	$ (55,000,000)		$ (3,307,000,000)
Total dividends received	638,000,000		7,923,000,000
Irrevocable contributions				$ 463,000,000
Viflor [Member]
Statement [Line Items]
Dividends received		$ 6	0
Nuevo Puerto Santa Fe S.A. [Member]
Statement [Line Items]
Dividends received		216	0
Quality Invest S.A. [Member]
Statement [Line Items]
Irrevocable contributions	(55,000,000)		(88,000,000)
Comparaencasa [Member]
Statement [Line Items]
Irrevocable contributions		0	(278)
Uranga Trading S.A. [Member]
Statement [Line Items]
Dividends received		112	41
Condor Hospitality Trust Inc. [Member]
Statement [Line Items]
Irrevocable contributions		0	(1,865)
Dividends received		103	7,731
Agro Uranga S.A. [Member]
Statement [Line Items]
Dividends received		$ 201	151
Agrofy [Member]
Statement [Line Items]
Irrevocable contributions	$ 0		$ (1,076,000,000)